Distribution Date:	02/12/24	GS Mortgage Securities Trust 2015-GS1
Determination Date:	02/06/24
Next Distribution Date:	03/12/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2015-GS1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Exchangeable Certificate Factor Detail	6		askmidlandls.com	(913) 253-9000
Additional Information	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	9		Barry Davis		Barry.Davis@greyco.com
			5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 1)	15-16
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Mortgage Loan Detail (Part 2)	17-18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	25
		Controlling Class	Eightfold Real Estate Capital, L.P.
Historical Liquidated Loan Detail	26	Representative
Historical Bond / Collateral Loss Reconciliation Detail	27		-
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252AAA4	1.935000%	29,163,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252AAB2	3.470000%	200,000,000.00	199,999,999.29	16,278.52	578,333.33	0.00	0.00	594,611.85	199,983,720.77	32.39%	30.00%
A-3	36252AAC0	3.734000%	297,565,000.00	297,565,000.00	0.00	925,923.09	0.00	0.00	925,923.09	297,565,000.00	32.39%	30.00%
A-AB	36252AAD8	3.553000%	47,694,000.00	20,371,896.58	4,135,589.24	60,317.79	0.00	0.00	4,195,907.03	16,236,307.34	32.39%	30.00%
A-S	36252AAG1	4.037000%	51,288,000.00	51,288,000.00	0.00	172,541.38	0.00	0.00	172,541.38	51,288,000.00	25.65%	23.75%
B	36252AAH9	4.238000%	43,082,000.00	43,082,000.00	0.00	152,151.26	0.00	0.00	152,151.26	43,082,000.00	19.98%	18.50%
C	36252AAK2	4.416408%	47,184,000.00	47,184,000.00	0.00	173,653.15	0.00	0.00	173,653.15	47,184,000.00	13.77%	12.75%
D	36252AAL0	3.268000%	42,056,000.00	42,056,000.00	0.00	114,532.51	0.00	0.00	114,532.51	42,056,000.00	8.23%	7.63%
E	36252AAN6	4.416408%	20,515,000.00	20,515,000.00	0.00	75,502.17	0.00	0.00	75,502.17	20,515,000.00	5.53%	5.13%
F	36252AAQ9	4.416408%	8,207,000.00	8,207,000.00	0.00	30,204.55	0.00	0.00	30,204.55	8,207,000.00	4.45%	4.13%
G*	36252AAS5	4.416408%	33,849,932.00	33,849,932.00	0.00	96,023.51	0.00	0.00	96,023.51	33,849,932.00	0.00%	0.00%
R	36252AAU0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			820,603,933.00	764,118,827.87	4,151,867.76	2,379,182.74	0.00	0.00	6,531,050.50	759,966,960.11

X-A	36252AAE6	0.754342%	625,710,000.00	569,224,895.87	0.00	357,825.37	33,932.02	0.00	391,757.39	565,073,028.11
X-B	36252AAF3	0.178408%	43,082,000.00	43,082,000.00	0.00	6,405.13	0.00	0.00	6,405.13	43,082,000.00
X-D	36252AAM8	1.148408%	42,056,000.00	42,056,000.00	0.00	40,247.86	0.00	0.00	40,247.86	42,056,000.00
Notional SubTotal			710,848,000.00	654,362,895.87	0.00	404,478.36	33,932.02	0.00	438,410.38	650,211,028.11

Deal Distribution Total					4,151,867.76	2,783,661.10	33,932.02	0.00	6,969,460.88

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252AAA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252AAB2	999.99999645	0.08139260	2.89166665	0.00000000	0.00000000	0.00000000	0.00000000	2.97305925	999.91860385
A-3	36252AAC0	1,000.00000000	0.00000000	3.11166666	0.00000000	0.00000000	0.00000000	0.00000000	3.11166666	1,000.00000000
A-AB	36252AAD8	427.13751373	86.71089110	1.26468298	0.00000000	0.00000000	0.00000000	0.00000000	87.97557408	340.42662264
A-S	36252AAG1	1,000.00000000	0.00000000	3.36416667	0.00000000	0.00000000	0.00000000	0.00000000	3.36416667	1,000.00000000
B	36252AAH9	1,000.00000000	0.00000000	3.53166659	0.00000000	0.00000000	0.00000000	0.00000000	3.53166659	1,000.00000000
C	36252AAK2	1,000.00000000	0.00000000	3.68033973	0.00000000	0.00000000	0.00000000	0.00000000	3.68033973	1,000.00000000
D	36252AAL0	1,000.00000000	0.00000000	2.72333341	0.00000000	0.00000000	0.00000000	0.00000000	2.72333341	1,000.00000000
E	36252AAN6	1,000.00000000	0.00000000	3.68033975	0.00000000	0.00000000	0.00000000	0.00000000	3.68033975	1,000.00000000
F	36252AAQ9	1,000.00000000	0.00000000	3.68033995	0.00000000	0.00000000	0.00000000	0.00000000	3.68033995	1,000.00000000
G	36252AAS5	1,000.00000000	0.00000000	2.83674159	0.84359815	35.68687287	0.00000000	0.00000000	2.83674159	1,000.00000000
R	36252AAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252AAE6	909.72638422	0.00000000	0.57187095	0.00000000	0.00000000	0.05422963	0.00000000	0.62610057	903.09093368
X-B	36252AAF3	1,000.00000000	0.00000000	0.14867300	0.00000000	0.00000000	0.00000000	0.00000000	0.14867300	1,000.00000000
X-D	36252AAM8	1,000.00000000	0.00000000	0.95700637	0.00000000	0.00000000	0.00000000	0.00000000	0.95700637	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/24 - 01/30/24	30	0.00	578,333.33	0.00	578,333.33	0.00	0.00	0.00	578,333.33	0.00
A-3	01/01/24 - 01/30/24	30	0.00	925,923.09	0.00	925,923.09	0.00	0.00	0.00	925,923.09	0.00
A-AB	01/01/24 - 01/30/24	30	0.00	60,317.79	0.00	60,317.79	0.00	0.00	0.00	60,317.79	0.00
X-A	01/01/24 - 01/30/24	30	0.00	357,825.37	0.00	357,825.37	0.00	0.00	0.00	357,825.37	0.00
X-B	01/01/24 - 01/30/24	30	0.00	6,405.13	0.00	6,405.13	0.00	0.00	0.00	6,405.13	0.00
A-S	01/01/24 - 01/30/24	30	0.00	172,541.38	0.00	172,541.38	0.00	0.00	0.00	172,541.38	0.00
B	01/01/24 - 01/30/24	30	0.00	152,151.26	0.00	152,151.26	0.00	0.00	0.00	152,151.26	0.00
C	01/01/24 - 01/30/24	30	0.00	173,653.15	0.00	173,653.15	0.00	0.00	0.00	173,653.15	0.00
D	01/01/24 - 01/30/24	30	0.00	114,532.51	0.00	114,532.51	0.00	0.00	0.00	114,532.51	0.00
X-D	01/01/24 - 01/30/24	30	0.00	40,247.86	0.00	40,247.86	0.00	0.00	0.00	40,247.86	0.00
E	01/01/24 - 01/30/24	30	0.00	75,502.17	0.00	75,502.17	0.00	0.00	0.00	75,502.17	0.00
F	01/01/24 - 01/30/24	30	0.00	30,204.55	0.00	30,204.55	0.00	0.00	0.00	30,204.55	0.00
G	01/01/24 - 01/30/24	30	1,175,117.65	124,579.25	0.00	124,579.25	28,555.74	0.00	0.00	96,023.51	1,207,998.22
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,175,117.65	2,812,216.84	0.00	2,812,216.84	28,555.74	0.00	0.00	2,783,661.10	1,207,998.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252AAG1	4.037000%	51,288,000.00	51,288,000.00	0.00	172,541.38	0.00	0.00	172,541.38	51,288,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252AAH9	4.238000%	43,082,000.00	43,082,000.00	0.00	152,151.26	0.00	0.00	152,151.26	43,082,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252AAK2	4.416408%	47,184,000.00	47,184,000.00	0.00	173,653.15	0.00	0.00	173,653.15	47,184,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			141,554,000.03	141,554,000.00	0.00	498,345.79	0.00	0.00	498,345.79	141,554,000.00

Exchangeable Certificate Details
PEZ	36252AAJ5	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36252AAJ5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	6,969,460.88
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,917,560.70	Master Servicing Fee	7,642.23
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,599.62
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	329.00
ARD Interest	0.00	Operating Advisor Fee	822.49
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,917,560.70	Total Fees	11,603.33

Principal		Expenses/Reimbursements
Scheduled Principal	758,665.63	Reimbursement for Interest on Advances	102.52
Unscheduled Principal Collections		ASER Amount	3,731.35
Principal Prepayments	3,393,202.13	Special Servicing Fees (Monthly)	24,721.87
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	4,151,867.76	Total Expenses/Reimbursements	28,555.74

		Interest Reserve Deposit	93,740.56

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	33,932.02	Interest Distribution	2,783,661.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	4,151,867.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	33,932.02
		Borrower Option Extension Fees	0.00
Total Other Collected	33,932.02	Total Payments to Certificateholders and Others	6,969,460.88
Total Funds Collected	7,103,360.48	Total Funds Distributed	7,103,360.51

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	764,118,828.72	764,118,828.72	Beginning Certificate Balance	764,118,827.87
(-) Scheduled Principal Collections	758,665.63	758,665.63	(-) Principal Distributions	4,151,867.76
(-) Unscheduled Principal Collections	3,393,202.13	3,393,202.13	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	759,966,960.96	759,966,960.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	764,404,389.93	764,404,389.93	Ending Certificate Balance	759,966,960.11
Ending Actual Collateral Balance	760,151,484.86	760,151,484.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.42%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	121,799,941.01	16.03%	21	4.7203	NAP	Defeased	9	121,799,941.01	16.03%	21	4.7203	NAP
5,000,000 or less	7	26,898,938.38	3.54%	21	4.6708	1.645466	1.30 or less	6	176,956,374.47	23.28%	20	4.4285	1.001300
5,000,001 to 10,000,000	7	51,922,765.16	6.83%	20	4.6574	2.122452	1.31-1.40	1	4,395,328.97	0.58%	21	4.8545	1.360000
10,000,001 to 15,000,000	3	37,302,340.96	4.91%	20	4.4257	1.515572	1.41-1.50	2	13,809,831.73	1.82%	19	4.6959	1.440485
15,000,001 to 20,000,000	3	48,704,335.40	6.41%	20	4.6202	2.191212	1.51-1.60	2	17,001,515.43	2.24%	20	4.4322	1.523304
20,000,001 to 30,000,000	3	78,883,569.95	10.38%	20	4.3766	1.536972	1.61-1.70	2	11,880,936.22	1.56%	20	4.2622	1.670612
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	3	97,235,158.49	12.79%	21	4.2207	1.777866
40,000,001 to 50,000,000	1	42,095,763.60	5.54%	19	4.9535	2.550000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 60,000,000	2	112,359,306.50	14.78%	21	4.3171	1.145858	1.91-2.00	2	7,088,901.19	0.93%	21	4.4863	1.913582
60,000,001 or greater	3	240,000,000.00	31.58%	21	4.1602	3.730000	2.01-2.20	0	0.00	0.00%	0	0.0000	0.000000
Totals	38	759,966,960.96	100.00%	20	4.4341	2.296942	2.21 or greater	11	309,798,973.45	40.76%	20	4.3796	3.663713
							Totals	38	759,966,960.96	100.00%	20	4.4341	2.296942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	33	121,799,941.01	16.03%	21	4.7203	NAP
							Defeased	33	121,799,941.01	16.03%	21	4.7203	NAP
Alabama	1	4,253,216.31	0.56%	19	4.9535	2.550000
							Industrial	1	1,504,269.05	0.20%	20	5.0445	3.020000
Arizona	1	5,040,957.44	0.66%	19	4.9535	2.550000
							Lodging	11	136,726,951.07	17.99%	20	4.6480	2.057509
California	5	136,482,567.48	17.96%	21	4.5109	3.777505
							Multi-Family	1	4,395,328.97	0.58%	21	4.8545	1.360000
Florida	3	23,786,320.65	3.13%	20	4.7767	3.097406
							Office	6	228,039,228.38	30.01%	20	4.2476	3.585478
Georgia	2	11,577,392.11	1.52%	20	4.6390	2.106572
							Retail	16	267,501,242.48	35.20%	21	4.3431	1.722562
Illinois	1	4,923,522.93	0.65%	21	4.9470	1.300000
							Totals	68	759,966,960.96	100.00%	20	4.4341	2.296942
Indiana	2	60,247,026.96	7.93%	21	4.3334	1.185832
Iowa	1	15,124,780.44	1.99%	21	4.4465	1.720000
Louisiana	1	4,379,864.60	0.58%	20	5.0100	1.420000
Maryland	1	7,273,884.58	0.96%	20	4.4030	1.690000
Massachusetts	2	63,566,562.37	8.36%	21	4.3923	1.257606
Michigan	1	11,384,123.32	1.50%	20	4.3470	1.520000
Missouri	1	1,954,877.42	0.26%	19	4.9535	2.550000
Nevada	1	1,504,269.05	0.20%	20	5.0445	3.020000
New York	2	113,807,839.59	14.98%	20	3.9486	3.801795
North Carolina	2	19,922,017.31	2.62%	19	4.7625	2.029322
Ohio	2	45,865,705.45	6.04%	19	4.4990	0.531205
Oklahoma	1	6,598,359.89	0.87%	19	4.9535	2.550000
Tennessee	1	8,518,181.83	1.12%	19	4.9535	2.550000
Texas	4	91,955,550.23	12.10%	21	4.2163	1.824460
Totals	68	759,966,960.96	100.00%	20	4.4341	2.296942

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	121,799,941.01	16.03%	21	4.7203	NAP	Defeased	9	121,799,941.01	16.03%	21	4.7203	NAP
	4.000% or less	2	112,110,378.05	14.75%	20	3.8285	3.893988	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	74,607,051.64	9.82%	21	4.2094	1.780737	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	10	244,446,701.48	32.17%	21	4.3616	1.354372	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	95,557,359.24	12.57%	21	4.5915	4.203261	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	8	105,561,395.89	13.89%	20	4.8986	2.437973	49 months or greater	29	638,167,019.95	83.97%	20	4.3795	2.460570
	5.001% or greater	2	5,884,133.65	0.77%	20	5.0188	1.829037	Totals	38	759,966,960.96	100.00%	20	4.4341	2.296942
	Totals	38	759,966,960.96	100.00%	20	4.4341	2.296942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	121,799,941.01	16.03%	21	4.7203	NAP	Defeased	9	121,799,941.01	16.03%	21	4.7203	NAP
	120 months or less	29	638,167,019.95	83.97%	20	4.3795	2.460570	Interest Only	8	307,660,000.00	40.48%	21	4.2146	3.426261
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	21	330,507,019.95	43.49%	20	4.5330	1.561634
	Totals	38	759,966,960.96	100.00%	20	4.4341	2.296942	299 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	759,966,960.96	100.00%	20	4.4341	2.296942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	121,799,941.01	16.03%	21	4.7203	NAP			No outstanding loans in this group
Underwriter's Information		1	13,807,839.59	1.82%	20	4.9165	1.280000
	12 months or less	27	571,171,107.26	75.16%	20	4.3766	2.622326
	13 to 24 months	1	53,188,073.10	7.00%	21	4.2715	1.030000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	38	759,966,960.96	100.00%	20	4.4341	2.296942
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30310207	OF	New York	NY	Actual/360	3.815%	328,513.89	0.00	0.00	N/A	10/06/25	--	100,000,000.00	100,000,000.00	01/01/24
2	30520837	RT	Lubbock	TX	Actual/360	4.221%	254,402.36	0.00	0.00	N/A	11/06/25	--	70,000,000.00	70,000,000.00	02/06/24
3	30520840	LO	Boston	MA	Actual/360	4.358%	222,527.06	126,271.08	0.00	N/A	11/06/25	--	59,297,504.48	59,171,233.40	02/06/24
4	30310208	OF	Los Angeles	CA	Actual/360	4.593%	276,855.83	0.00	0.00	N/A	11/06/25	--	70,000,000.00	70,000,000.00	02/06/24
5	30520835	RT	Fort Wayne	IN	Actual/360	4.271%	196,005.80	99,913.83	0.00	N/A	11/06/25	--	53,287,986.93	53,188,073.10	01/05/24
6	30310209	LO	Various	Various	Actual/360	4.954%	179,560.06	0.00	0.00	N/A	09/05/25	--	42,095,763.60	42,095,763.60	02/06/24
7	30520803	OF	Mason	OH	Actual/360	4.499%	112,477.72	49,389.25	0.00	N/A	09/05/25	--	29,032,959.20	28,983,569.95	01/05/24
8	30310211	MF	Palatine	IL	Actual/360	4.862%	125,516.53	40,935.59	0.00	N/A	11/06/25	--	29,979,664.38	29,938,728.79	02/06/24
9	30520826	MF	Panama City Beach	FL	Actual/360	4.569%	116,332.60	43,034.93	0.00	N/A	10/06/25	--	29,567,942.16	29,524,907.23	02/06/24
10	30520831	OF	Various	Various	Actual/360	4.906%	101,802.31	43,633.77	0.00	N/A	11/06/25	--	24,097,438.42	24,053,804.65	02/06/24
11	30520839	RT	Grass Valley	CA	Actual/360	4.310%	96,124.97	0.00	0.00	N/A	11/06/25	--	25,900,000.00	25,900,000.00	02/06/24
12	30310212	RT	San Jose	CA	Actual/360	4.301%	88,877.00	0.00	0.00	N/A	11/06/25	--	24,000,000.00	24,000,000.00	02/06/24
13	30310210	LO	Orlando	FL	Actual/360	4.900%	70,592.65	32,899.06	0.00	N/A	10/06/25	--	16,730,318.52	16,697,419.46	02/06/24
14	30520804	OF	Blue Ash	OH	Actual/360	4.499%	65,515.19	28,767.89	0.00	N/A	09/05/25	--	16,910,903.39	16,882,135.50	02/06/24
15	30520830	RT	Cedar Falls	IA	Actual/360	4.447%	58,017.33	27,579.61	0.00	N/A	11/06/25	--	15,152,360.05	15,124,780.44	02/06/24
16	30310213	RT	Latham	NY	Actual/360	4.917%	58,556.37	23,330.06	0.00	N/A	10/06/25	--	13,831,169.65	13,807,839.59	02/06/24
17	30520834	RT	Garland	TX	Actual/360	3.940%	41,181.27	27,543.32	0.00	N/A	11/06/25	--	12,137,921.37	12,110,378.05	02/06/24
18	30520824	RT	Rochester	MI	Actual/360	4.347%	42,705.24	24,475.50	0.00	N/A	10/06/25	--	11,408,598.82	11,384,123.32	01/05/24
19	30520807	LO	Charlotte	NC	Actual/360	4.550%	37,064.58	29,976.34	0.00	N/A	09/05/25	--	9,459,943.47	9,429,967.13	02/06/24
20	30520829	LO	Redding	CA	Actual/360	4.757%	38,301.64	18,705.04	0.00	N/A	10/06/25	--	9,351,272.52	9,332,567.48	02/06/24
21	30520827	SS	Gaithersburg	MD	Actual/360	4.871%	34,579.40	13,027.49	0.00	N/A	10/06/25	--	8,244,041.70	8,231,014.21	02/06/24
22	30310214	RT	Granger	IN	Actual/360	4.800%	29,235.08	14,049.81	0.00	N/A	11/06/25	--	7,073,003.67	7,058,953.86	02/06/24
23	30520828	RT	Walkersville	MD	Actual/360	4.403%	27,620.26	10,951.98	0.00	N/A	10/06/25	--	7,284,836.56	7,273,884.58	02/06/24
24	30310215	RT	Littleton	NH	Actual/360	4.779%	26,449.45	12,807.57	0.00	N/A	11/06/25	--	6,426,507.05	6,413,699.48	02/06/24
25	30520842	SS	Reno	NV	Actual/360	4.620%	28,255.85	10,179.41	0.00	N/A	11/06/25	--	7,102,434.67	7,092,255.26	02/06/24
26	30310216	OF	Los Angeles	CA	Actual/360	4.816%	30,063.43	0.00	0.00	N/A	11/06/25	--	7,250,000.00	7,250,000.00	02/06/24
27	30310217	RT	Rincon	GA	Actual/360	4.572%	27,955.76	0.00	0.00	N/A	10/06/25	--	7,100,000.00	7,100,000.00	02/06/24
28	30520832	SS	Little Elm	TX	Actual/360	3.990%	20,162.11	13,216.62	0.00	N/A	11/06/25	--	5,868,187.21	5,854,970.59	02/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30520841	RT	Rome	GA	Actual/360	4.605%	22,321.03	11,533.22	0.00	N/A	11/06/25	--	5,628,925.33	5,617,392.11	02/06/24
30	30310218	RT	Conyers	GA	Actual/360	4.671%	23,972.61	0.00	0.00	N/A	10/06/25	--	5,960,000.00	5,960,000.00	02/06/24
31	30310219	OF	Chicago	IL	Actual/360	4.947%	21,011.58	8,869.30	0.00	N/A	11/06/25	--	4,932,392.23	4,923,522.93	02/06/24
32	30520838	RT	McKinney	TX	Actual/360	4.040%	16,063.33	10,321.50	0.00	N/A	11/06/25	--	4,617,373.14	4,607,051.64	02/06/24
33	30310220	RT	Ponchatoula	LA	Actual/360	5.010%	18,932.04	8,477.04	0.00	N/A	10/06/25	--	4,388,341.64	4,379,864.60	02/06/24
34	30310221	MF	Boston	MA	Actual/360	4.854%	18,404.84	7,465.43	0.00	N/A	11/06/25	--	4,402,794.40	4,395,328.97	02/06/24
35	30520836	RT	Seminole	FL	Actual/360	4.535%	17,766.42	0.00	0.00	N/A	11/06/25	--	4,550,000.00	4,550,000.00	02/06/24
36	30296403	MH	Various	IN	Actual/360	4.768%	14,771.54	7,183.24	0.00	N/A	11/06/25	--	3,597,744.04	3,590,560.80	02/06/24
37	30520825	RT	Tempe	AZ	Actual/360	4.400%	12,878.63	3,399,051.96	0.00	N/A	10/06/25	--	3,399,051.96	0.00	02/06/24
38	30310222	RT	Homosassa	FL	Actual/360	4.400%	9,640.01	5,382.82	0.00	N/A	11/06/25	--	2,544,284.01	2,538,901.19	12/06/23
39	30310223	IN	Las Vegas	NV	Actual/360	5.045%	6,546.93	2,895.10	0.00	N/A	10/06/25	--	1,507,164.15	1,504,269.05	02/06/24
Totals							2,917,560.70	4,151,867.76	0.00				764,118,828.72	759,966,960.96
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	63,121,961.54	59,481,021.15	01/01/23	09/30/23	--	0.00	0.00	328,083.33	328,083.33	0.00	0.00
2	16,020,338.41	16,281,347.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,567,249.68	18,879,188.48	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,550,215.88	16,890,052.61	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,882,323.80	0.00	--	--	02/06/24	22,577,411.88	82,947.85	212,742.35	212,742.35	0.00	0.00
6	33,377,588.41	34,694,313.56	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	871,815.82	622,826.10	01/01/23	06/30/23	--	0.00	0.00	161,741.97	161,741.97	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	2,483,166.70	2,923,346.38	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,341,620.37	2,442,664.78	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	13,162,179.47	13,665,566.88	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,770,118.84	1,627,151.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,772,795.04	1,850,976.28	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	02/06/24	913,491.20	3,863.47	0.00	0.00	0.00	0.00
17	1,697,638.31	1,591,692.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,560,362.98	1,336,660.38	10/01/22	09/30/23	--	0.00	0.00	66,664.98	66,664.98	0.00	0.00
19	1,784,797.07	1,375,617.49	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,421,259.42	2,110,652.67	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,099,059.65	1,293,450.38	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	778,534.03	846,073.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	896,546.19	859,205.52	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	709,397.35	659,029.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	880,995.50	866,618.00	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	554,266.20	504,318.28	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	687,601.94	551,412.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	465,261.70	499,315.39	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	341,488.46	424,381.26	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	446,984.18	413,555.17	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	512,228.20	548,300.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	345,672.80	349,540.94	01/01/23	06/30/23	--	0.00	0.00	14,954.87	30,023.73	16,338.42	0.00
39	342,260.89	356,988.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	195,445,728.83	183,945,267.75				23,490,903.08	86,811.32	784,187.50	799,256.36	16,338.42	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
37	30520825	3,393,202.13	Payoff w/ penalty	33,932.02	0.00
Totals		3,393,202.13		33,932.02	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/24	1	2,538,901.19	0	0.00	0	0.00	3	95,979,482.64	0	0.00	0	0.00	0	0.00	1	3,393,202.13	4.434103%	4.416744%	20
01/12/24	1	2,544,284.01	0	0.00	0	0.00	3	96,152,115.78	0	0.00	0	0.00	0	0.00	0	0.00	4.434042%	4.416408%	21
12/12/23	0	0.00	1	2,549,646.51	0	0.00	3	96,324,093.81	0	0.00	0	0.00	0	0.00	0	0.00	4.434132%	4.416494%	22
11/10/23	1	2,555,299.91	0	0.00	0	0.00	2	67,372,463.93	0	0.00	0	0.00	0	0.00	0	0.00	4.434230%	4.416588%	23
10/13/23	0	0.00	1	29,183,599.27	0	0.00	2	67,494,288.41	0	0.00	0	0.00	0	0.00	0	0.00	4.434318%	4.416673%	24
09/12/23	1	29,235,856.14	0	0.00	0	0.00	2	67,623,895.67	0	0.00	0	0.00	0	0.00	0	0.00	4.434415%	4.416766%	25
08/11/23	0	0.00	1	4,440,836.76	0	0.00	2	67,744,772.34	0	0.00	0	0.00	0	0.00	0	0.00	4.434502%	4.416850%	26
07/12/23	0	0.00	0	0.00	0	0.00	2	67,865,193.45	0	0.00	0	0.00	0	0.00	0	0.00	4.434589%	4.416934%	27
06/12/23	0	0.00	0	0.00	0	0.00	2	67,993,447.58	0	0.00	0	0.00	0	0.00	0	0.00	4.434684%	4.417025%	28
05/12/23	1	54,093,029.26	0	0.00	0	0.00	1	14,019,902.05	0	0.00	0	0.00	0	0.00	0	0.00	4.434769%	4.417107%	29
04/13/23	2	68,240,281.62	0	0.00	0	0.00	1	14,044,248.03	0	0.00	0	0.00	0	0.00	0	0.00	4.434863%	4.417197%	30
03/10/23	0	0.00	0	0.00	0	0.00	1	14,066,581.44	0	0.00	0	0.00	0	0.00	0	0.00	4.434948%	4.417279%	31
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30310207	01/01/24	0	B	328,083.33	328,083.33	0.00	100,000,000.00
5	30520835	01/05/24	0	A	212,742.35	212,742.35	2,495,371.96	53,287,986.93	07/15/20	98		09/20/22
7	30520803	01/05/24	0	A	161,741.97	161,741.97	0.00	29,032,959.20	09/25/23	2		11/16/23
18	30520824	01/05/24	0	A	66,664.98	66,664.98	0.00	11,408,598.82
38	30310222	12/06/23	1	1	14,954.87	30,023.73	16,338.42	2,549,646.51	12/12/23	98
Totals					784,187.50	799,256.36	2,511,710.38	196,279,191.46
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		759,966,961	661,448,577	2,538,901		95,979,483
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	759,966,961	714,636,650	2,538,901	0	0	42,791,410
Jan-24	764,118,829	718,710,416	2,544,284	0	0	42,864,129
Dec-23	764,874,550	719,388,344	0	2,549,647	0	42,936,559
Nov-23	765,678,734	749,244,011	2,555,300	0	0	13,879,423
Oct-23	766,428,399	723,342,349	0	29,183,599	0	13,902,451
Sep-23	767,226,745	724,063,612	29,235,856	0	0	13,927,276
Aug-23	767,970,400	749,579,460	0	4,440,837	0	13,950,103
Jul-23	768,711,169	754,738,336	0	0	0	13,972,833
Jun-23	769,500,938	755,503,567	0	0	0	13,997,371
May-23	770,235,765	702,122,834	54,093,029	0	0	14,019,902
Apr-23	771,019,806	702,779,525	54,196,034	0	0	14,044,248
Mar-23	771,748,738	757,682,156	0	0	0	14,066,581
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30520835	53,188,073.10	53,287,986.93	95,700,000.00	01/14/23	9,903,579.80	1.03000	12/31/22	11/06/25	261
7	30520803	28,983,569.95	29,032,959.20	24,800,000.00	10/30/23	257,127.10	0.13000	06/30/23	09/05/25	261
16	30310213	13,807,839.59	13,807,839.59	14,100,000.00	03/21/23		1.28000	--	10/06/25	261
38	30310222	2,538,901.19	2,549,646.51	5,900,000.00	08/26/15	346,777.94	1.92000	06/30/23	11/06/25	261
Totals		98,518,383.83	98,678,432.23	140,500,000.00		10,507,484.84

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	30520835	RT	IN	07/15/20	98

1/9/2024 - Transfer as of 12/8/20. Borrower initially requested a transition of the Property back to the Noteholder. A foreclosure complaint was filed and a receiver is now in place as of September 2022. The receiver has been successfully working to maintain tenancy and attract new tenants to the Property. These efforts have proven successful with numerous tenants now renewing their leases at market rents and with little or no tenant improvement allowances. The receiver has engaged Spinoso Real Estate to manage and lease the property that has resulted in renewing a significant number of tenants (~30) with an improvement over prior rents most of these have now been completed and a number of new tenants are now engaged to take space at the property, the property is currently 92.42% occupied.

7	30520803	OF	OH	09/25/23	2

1/9/2024 - Servicing transfer 9/25/23; payment delinquent for 8/6/23. PNA sent to borrower 10/5/23 but is unsigned. Borrower indicating it will not fund property expenses or pay property taxes. Legal counsel engaged 10/9/23. NOD sent

10/11/23. Loan accelerated 10/17/23. Foreclosure complaint filed 11/16/23. Loan is cash managed. Occupancy 9/30/23 at 53%. Tenant rollover through Oct''24 represents 15% of NRA and 34% of in place rent. Ongoing negotiations with borrower.

16	30310213	RT	NY	06/24/20	2

1/9/2024 - Loan transferred to Special Servicing on 6/9/2020. Borrower cited hardship related to COVID-19. Notice of Default was issued 7/30/2020. Foreclosure Complaint was filed in May 2022. A scheduling conference was held on 4/20/23.

Discovery was to be completed by 10/31/23, but Borrower did not produce requested information. Trust responses and document production are complete. Updated valuations have been obtained. In addition to monetary default, there have been unauthorized transfers and a simultaneous dissolution of the guarantor. Efforts to reach an agreement have been unsuccessful to date; however, Trust efforts toward this end continue. Borrower did provide updated operating information for YTD 6/2023 reflecting 94.8% occupancy and NOI of DSCR of 1.26x. Cash management is still in place.

38	30310222	RT	FL	12/12/23	98

1/9/2024 - The subject loan is secured by an approximately 13,800 sf free-standing, single tenant retail store that was formerly 100% occupied by CVS. CVS vacated at the end of their loan term on November 25, 2023. The Borrower has several potential tenants interested in the space. The loan is currently due for its October 2023 payment. The Borrower has expressed an interest in a forbearance in order to backfill this space. The Lender has send out engaged local counsel, sent out a formal demand as well as pre-negotiation agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30520840	64,355,061.37	4.35800%	64,024,213.03 4.35800%		8	07/16/20	05/06/20	07/20/20
6	30310209	233,317,513.90	4.95350%	233,317,513.90 4.95350%		8	06/18/21	04/06/20	06/18/21
Totals		297,672,575.27		297,341,726.93
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	77.46	0.00	0.00	0.00
5	0.00	0.00	11,471.72	0.00	0.00	(132.12)	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	6,250.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	3,863.47	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	49.48	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(24.42)	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	24,721.87	0.00	0.00	3,731.35	0.00	0.00	102.52	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		28,555.74

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29